SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF CONDITION
 -- June 30, 2000

ASSETS:
  Investments in mutual funds:                                 Shares         Cost          Value
                                                              ---------   ------------   ------------
    Massachusetts Investors Trust (MIT)*....................  1,466,213   $ 25,775,814   $ 30,699,803
    Massachusetts Investors Growth Stock Fund (MIG)*........    890,697     13,900,600     18,751,871
    MFS Total Return Fund (MTR)*............................  1,256,767     19,061,076     17,882,716
    MFS Growth Opportunities Fund (MGO)*....................    305,465      4,989,161      5,944,042
    MFS Bond Fund (MFB)*....................................    120,666      1,580,510      1,454,819
    MFS Global Governments Fund (MGG)*......................     62,433        669,381        590,777
    MFS/Sun Life Series Trust:
      Capital Appreciation Series (CAS)*....................  1,391,932     57,042,845     69,387,766
      Government Securities Series (GSS)*...................    609,445      7,702,530      7,426,696
      High Yield Series (HYS)*..............................    517,822      4,693,411      4,242,138
      Money Market Series (MMS)*............................  5,350,650      5,350,650      5,350,650
                                                                          ------------   ------------
                                                                          $140,765,978   $161,731,278
                                                                          ============
LIABILITY:
  Payable to sponsor..................................................................         (9,569)
                                                                                         ------------
        Net Assets....................................................................   $161,721,709
                                                                                         ============

NET ASSETS:

                                                                    Applicable to Owners of
                                                              Deferred Variable Annuity Contracts     Reserve for
                                                             --------------------------------------    Variable
                                                               Units     Unit Value       Value        Annuities       Total
                                                             ---------   ----------   -------------   -----------   ------------
    MIT-Level  2...........................................   396,258     $56.7273    $ 22,466,379      $ 92,028    $ 22,558,407
    MIT-Level  3...........................................   118,659      57.3746       6,697,360        --           6,697,360
    MIT-Level  4...........................................    33,818      42.5911       1,441,425        --           1,441,425
    MIG-Level  2...........................................   136,055      85.6341      11,651,127        --          11,651,127
    MIG-Level  3...........................................    51,971      95.0221       4,936,122        --           4,936,122
    MIG-Level  4...........................................    44,024      49.1839       2,164,622        --           2,164,622
    MTR-Level  2...........................................   349,800      38.5174      13,407,750        --          13,407,750
    MTR-Level  3...........................................    97,828      35.2614       3,433,770        --           3,433,770
    MTR-Level  4...........................................    38,467      27.0274       1,041,196        --           1,041,196
    MGO-Level  2...........................................    77,424      57.2658       4,468,225        --           4,468,225
    MGO-Level  3...........................................    21,558      61.7364       1,335,775        --           1,335,775
    MGO-Level  4...........................................     3,316      41.3332         140,042        --             140,042
    MFB-Level  2...........................................    49,433      21.5167       1,096,285        --           1,096,285
    MFB-Level  3...........................................    14,373      21.8632         329,624        --             329,624
    MFB-Level  4...........................................       849      18.1501          28,910        --              28,910
    MGG-Level  2...........................................    22,304      21.1559         471,614        --             471,614
    MGG-Level  3...........................................     3,816      18.8074          71,943        --              71,943
    MGG-Level  4...........................................     3,580      13.2421          47,220        --              47,220
    CAS-Level  2...........................................   579,748      76.1907      44,153,585       186,035      44,339,620
    CAS-Level  3...........................................    96,518      81.3806       7,846,344         1,799       7,848,143
    CAS-Level  4...........................................   215,954      79.6782      17,194,818        --          17,194,818
    GSS-Level  2...........................................   211,956      21.6604       4,588,982         2,844       4,591,826
    GSS-Level  3...........................................    90,552      21.1650       1,918,948           710       1,919,658
    GSS-Level  4...........................................    43,560      20.9620         913,278        --             913,278
    HYS-Level  2...........................................   120,551      25.7216       3,100,817         2,474       3,103,291
    HYS-Level  3...........................................    28,574      24.0554         687,784           634         688,418
    HYS-Level  4...........................................    19,030      23.6243         450,510        --             450,510
    MMS-Level  2...........................................   148,477      17.3455       2,568,588         2,457       2,571,045
    MMS-Level  3...........................................    82,176      16.2139       1,330,424        --           1,330,424
    MMS-Level  4...........................................    90,697      15.9711       1,449,261        --           1,449,261
                                                                                      ------------      --------    ------------
        Net Assets                                                                    $161,432,728      $288,981    $161,721,709
                                                                                      ============      ========    ============

* Investments are made in Class A shares of the Fund

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENT OF OPERATIONS
 -- Six Months Ended June 30, 2000

                                              MIT           MIG           MTR           MGO           MFB           MGG
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          -----------   -----------   -----------   -----------   -----------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received...............  $   239,689   $   --        $  346,054    $  264,575     $  53,061     $  --
  Mortality and expense risk charges....     (190,875)    (114,645)     (122,273)      (37,004)       (8,513)       (3,856)
                                          -----------   -----------   -----------   -----------    ---------     ---------
      Net investment income (loss)......  $    48,814   $ (114,645)   $  223,781    $  227,571     $  44,548     $  (3,856)
                                          -----------   -----------   -----------   -----------    ---------     ---------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales.................  $ 6,045,180   $3,300,023    $7,480,684    $1,745,373     $ 176,419     $ 160,311
    Cost of investments sold............   (4,276,523)  (1,784,185)   (8,059,766)   (1,209,438)     (191,330)     (187,122)
                                          -----------   -----------   -----------   -----------    ---------     ---------
      Net realized gains (losses).......  $ 1,768,657   $1,515,838    $ (579,082)   $  535,935     $ (14,911)    $ (26,811)
                                          -----------   -----------   -----------   -----------    ---------     ---------
  Net unrealized appreciation
   (depreciation) on investments:
    End of period.......................  $ 4,923,989   $4,851,271    $(1,178,360)  $  954,881     $(125,691)    $ (78,604)
    Beginning of period.................    6,852,266    5,631,537    (2,165,377)    1,389,573      (125,345)     (107,093)
                                          -----------   -----------   -----------   -----------    ---------     ---------
      Change in unrealized appreciation
       (depreciation)...................  $(1,928,277)  $ (780,266)   $  987,017    $ (434,692)    $    (346)    $  28,489
                                          -----------   -----------   -----------   -----------    ---------     ---------
      Realized and unrealized gains
       (losses).........................  $  (159,620)  $  735,572    $  407,935    $  101,243     $ (15,257)    $   1,678
                                          -----------   -----------   -----------   -----------    ---------     ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................  $  (110,806)  $  620,927    $  631,716    $  328,814     $  29,291     $  (2,178)
                                          ===========   ===========   ===========   ===========    =========     =========

                                              CAS           GSS           HYS           MMS
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          -----------   -----------   -----------   -----------
INCOME AND EXPENSES:
  Dividend income and capital gain
   distributions received...............  $ 8,460,009   $  461,809    $  398,873    $  152,222
  Mortality and expense risk charges....     (389,281)     (44,353)      (25,533)      (31,509)
                                          -----------   -----------   -----------   -----------
      Net investment income (loss)......  $ 8,070,728   $  417,456    $  373,340    $  120,713
                                          -----------   -----------   -----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
   transactions:
    Proceeds from sales.................  $ 5,558,753   $1,379,726    $  485,992    $2,348,717
    Cost of investments sold............   (3,771,196)  (1,403,933)     (493,905)   (2,348,717)
                                          -----------   -----------   -----------   -----------
      Net realized gains (losses).......  $ 1,787,557   $  (24,207)   $   (7,913)   $   --
                                          -----------   -----------   -----------   -----------
  Net unrealized appreciation
   (depreciation) on investments:
    End of period.......................  $12,344,921   $ (275,834)   $ (451,273)   $   --
    Beginning of period.................   18,399,625     (148,237)      (67,357)       --
                                          -----------   -----------   -----------   -----------
      Change in unrealized appreciation
       (depreciation)...................  $(6,054,704)  $ (127,597)   $ (383,916)   $   --
                                          -----------   -----------   -----------   -----------
    Realized and unrealized gains
     (losses)...........................  $(4,267,147)  $ (151,804)   $ (391,829)   $   --
                                          -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.............................  $ 3,803,581   $  265,652    $  (18,489)   $  120,713
                                          ===========   ===========   ===========   ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS

                                                   MIT                           MIG                           MTR
                                               Sub-Account                   Sub-Account                   Sub-Account
                                       ---------------------------   ---------------------------   ---------------------------
                                       Six Months                    Six Months                    Six Months
                                          Ended       Year Ended        Ended       Year Ended        Ended       Year Ended
                                        June 30,     December 31,     June 30,     December 31,     June 30,     December 31,
                                          2000           1999           2000           1999           2000           1999
                                       -----------   -------------   -----------   -------------   -----------   -------------
OPERATIONS:
  Net investment income (loss).......  $    48,814   $    742,379    $  (114,645)   $ 1,292,957    $   223,781   $  2,224,587
  Net realized gains (losses)........    1,768,657      4,121,397      1,515,838      2,798,981       (579,082)      (189,811)
  Net unrealized gains (losses)......   (1,928,277)    (2,830,730)      (780,266)     1,684,220        987,017     (1,606,233)
                                       -----------   ------------    -----------    -----------    -----------   ------------
  Increase (Decrease) in net assets
   from operations...................  $  (110,806)  $  2,033,046    $   620,927    $ 5,776,158    $   631,716   $    428,543
                                       -----------   ------------    -----------    -----------    -----------   ------------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.......  $ 1,614,067   $  3,466,618    $   972,101    $ 1,776,775    $   849,440   $  2,409,795
    Net transfers between
     Sub-Accounts and Fixed
     Account.........................   (1,349,343)      (850,973)       899,623      1,475,098     (1,437,012)    (1,161,027)
    Withdrawals, surrenders,
     annuitizations and contract
     charges.........................   (4,996,011)   (13,807,883)    (3,056,620)    (8,189,434)    (6,441,415)   (11,448,302)
                                       -----------   ------------    -----------    -----------    -----------   ------------
      Net accumulation activity......  $(4,731,287)  $(11,192,238)   $(1,184,896)   $(4,937,561)   $(7,028,987)  $(10,199,534)
                                       -----------   ------------    -----------    -----------    -----------   ------------
  Annuitization Activity:
    Annuity payments and contract
     charges.........................  $   (14,971)  $    (29,851)   $   --         $   --         $   --        $    --
    Adjustments to annuity reserve...         (622)        (1,550)       --             --             --             --
                                       -----------   ------------    -----------    -----------    -----------   ------------
      Net annuitization activity.....  $   (15,593)  $    (31,401)   $   --         $   --         $   --        $    --
                                       -----------   ------------    -----------    -----------    -----------   ------------
  Increase (Decrease) in net assets
   from participant transactions.....  $(4,746,880)  $(11,223,639)   $(1,184,896)   $(4,937,561)   $(7,028,987)  $(10,199,534)
                                       -----------   ------------    -----------    -----------    -----------   ------------
    Increase (Decrease) in net
     assets..........................  $(4,857,686)  $ (9,190,593)   $  (563,969)   $   838,597    $(6,397,271)  $ (9,770,991)
NET ASSETS:
  Beginning of period................   35,554,878     44,745,471     19,315,840     18,477,243     24,279,987     34,050,978
                                       -----------   ------------    -----------    -----------    -----------   ------------
  End of period......................  $30,697,192   $ 35,554,878    $18,751,871    $19,315,840    $17,882,716   $ 24,279,987
                                       ===========   ============    ===========    ===========    ===========   ============

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS
 -- continued

                                                     MGO                          MFB                          MGG
                                                 Sub-Account                  Sub-Account                  Sub-Account
                                         ---------------------------   --------------------------   --------------------------
                                         Six Months                    Six Months                   Six Months
                                            Ended       Year Ended       Ended       Year Ended       Ended       Year Ended
                                          June 30,     December 31,     June 30,    December 31,     June 30,    December 31,
                                            2000           1999           2000          1999           2000          1999
                                         -----------   -------------   ----------   -------------   ----------   -------------
OPERATIONS:
  Net investment income (loss).........  $   227,571    $   523,974    $   44,548    $   123,415    $  (3,856)    $    41,424
  Net realized gains (losses)..........      535,935        229,838       (14,911)       (76,034)     (26,811)        (87,509)
  Net unrealized gains (losses)........     (434,692)       782,805          (346)      (120,796)      28,489         (24,957)
                                         -----------    -----------    ----------    -----------    ---------     -----------
      Increase (Decrease) in net assets
       from operations.................  $   328,814    $ 1,536,617    $   29,291    $   (73,415)   $  (2,178)    $   (71,042)
                                         -----------    -----------    ----------    -----------    ---------     -----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received.........  $   337,563    $   663,514    $   86,743    $   245,793    $  17,199     $   122,908
    Net transfers between Sub-Accounts
     and Fixed Account.................      701,558         82,341       (25,493)      (220,519)     (29,606)        (85,033)
    Withdrawals, surrenders,
     annuitizations and contract
     charges...........................   (1,773,114)    (1,264,444)     (152,646)    (1,023,830)    (131,331)       (986,749)
                                         -----------    -----------    ----------    -----------    ---------     -----------
      Net accumulation activity........  $  (733,993)   $  (518,589)   $  (91,396)   $  (998,556)   $(143,738)    $  (948,874)
                                         -----------    -----------    ----------    -----------    ---------     -----------
    Increase (Decrease) in net assets
     from participant transactions.....  $  (733,993)   $  (518,589)   $  (91,396)   $  (998,556)   $(143,738)    $  (948,874)
                                         -----------    -----------    ----------    -----------    ---------     -----------
    Increase (Decrease) in net
     assets............................  $  (405,179)   $ 1,018,028    $  (62,105)   $(1,071,971)   $(145,916)    $(1,019,916)
NET ASSETS:
  Beginning of period..................    6,349,221      5,331,193     1,516,924      2,588,895      736,693       1,756,609
                                         -----------    -----------    ----------    -----------    ---------     -----------
  End of period........................  $ 5,944,042    $ 6,349,221    $1,454,819    $ 1,516,924    $ 590,777     $   736,693
                                         ===========    ===========    ==========    ===========    =========     ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

STATEMENTS OF CHANGES IN NET ASSETS
 -- continued

                                          CAS                           GSS                          HYS                  MMS
                                      Sub-Account                   Sub-Account                  Sub-Account           Sub-Account
                              ---------------------------   ---------------------------   --------------------------   ----------
                              Six Months                    Six Months                    Six Months                   Six Months
                                 Ended       Year Ended        Ended       Year Ended       Ended       Year Ended       Ended
                               June 30,     December 31,     June 30,     December 31,     June 30,    December 31,     June 30,
                                 2000           1999           2000           1999           2000          1999           2000
                              -----------   -------------   -----------   -------------   ----------   -------------   ----------
OPERATIONS:
  Net investment income
   (loss)...................  $ 8,070,728    $ 5,796,506    $   417,456    $   366,933    $  373,340     $328,265      $  120,713
  Net realized gains
   (losses).................    1,787,557      2,618,015        (24,207)        80,890        (7,913)      45,009          --
  Net unrealized gains
   (losses).................   (6,054,704)     7,990,959       (127,597)      (745,800)     (383,916)    (109,308  )       --
                              -----------    -----------    -----------    -----------    ----------     ----------    ----------
      Increase (Decrease) in
       net assets from
       operations...........  $ 3,803,581    $16,405,480    $   265,652    $  (297,977)   $  (18,489)    $263,966      $  120,713
                              -----------    -----------    -----------    -----------    ----------     ----------    ----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received...............  $ 2,116,850    $ 3,444,322    $   414,130    $   557,289    $  305,639     $368,095      $  323,469
    Net transfers between
     Sub-Accounts and Fixed
     Account................      218,527       (539,704)      (544,096)        42,123      (171,566)    (147,327  )      407,612
    Withdrawals, surrenders,
     annuitizations and
     contract charges.......   (4,459,256)    (9,183,402)      (904,902)    (2,407,705)     (283,379)    (970,623  )     (875,305)
                              -----------    -----------    -----------    -----------    ----------     ----------    ----------
      Net accumulation
       activity.............  $(2,123,879)   $(6,278,784)   $(1,034,868)   $(1,808,293)   $ (149,306)    $(749,855 )   $ (144,224)
                              -----------    -----------    -----------    -----------    ----------     ----------    ----------
  Annuitization Activity:
    Annuity payments and
     contract charges.......  $    (9,954)   $   (15,883)   $    (1,016)   $    (2,092)   $     (929)    $ (1,882  )   $     (110)
    Adjustments to annuity
     reserve................       (1,318)        (2,645)           (55)            67            19           28               1
                              -----------    -----------    -----------    -----------    ----------     ----------    ----------
      Net annuitization
       activity.............  $   (11,272)   $   (18,528)   $    (1,071)   $    (2,025)   $     (910)    $ (1,854  )   $     (109)
                              -----------    -----------    -----------    -----------    ----------     ----------    ----------
  Increase (Decrease) in net
   assets from participant
   transactions.............  $(2,135,151)   $(6,297,312)   $(1,035,939)   $(1,810,318)   $ (150,216)    $(751,709 )   $ (144,333)
                              -----------    -----------    -----------    -----------    ----------     ----------    ----------
    Increase (Decrease) in
     net assets.............  $ 1,668,430    $10,108,168    $  (770,287)   $(2,108,295)   $ (168,705)    $(487,743 )   $  (23,620)
NET ASSETS
  Beginning of period.......   67,714,151     57,605,983      8,195,049     10,303,344     4,410,924    4,898,667       5,374,350
                              -----------    -----------    -----------    -----------    ----------     ----------    ----------
  End of period.............  $69,382,581    $67,714,151    $ 7,424,762    $ 8,195,049    $4,242,219    4$,410,924     $5,350,730
                              ===========    ===========    ===========    ===========    ==========     ==========    ==========

                                   MMS
                             Sub-Account
                              -------------

                               Year Ended
                              December 31,
                                  1999
                              -------------
OPERATIONS:
  Net investment income
   (loss)...................   $   202,793
  Net realized gains
   (losses).................       --
  Net unrealized gains
   (losses).................       --
                               -----------
      Increase (Decrease) in
       net assets from
       operations...........   $   202,793
                               -----------
PARTICIPANT TRANSACTIONS:
  Accumulation Activity:
    Purchase payments
     received...............   $   484,411
    Net transfers between
     Sub-Accounts and Fixed
     Account................     1,766,578
    Withdrawals, surrenders,
     annuitizations and
     contract charges.......    (3,577,347)
                               -----------
      Net accumulation
       activity.............   $(1,326,358)
                               -----------
  Annuitization Activity:
    Annuity payments and
     contract charges.......   $      (220)
    Adjustments to annuity
     reserve................            (2)
                               -----------
      Net annuitization
       activity.............   $      (222)
                               -----------
  Increase (Decrease) in net
   assets from participant
   transactions.............   $(1,326,580)
                               -----------
    Increase (Decrease) in
     net assets.............   $(1,123,787)
NET ASSETS
  Beginning of period.......     6,498,137
                               -----------
  End of period.............   $ 5,374,350
                               ===========

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life of Canada (U.S.) Variable Account D (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on August 20, 1985 as a funding vehicle for the variable portion of group combination fixed/variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund or series thereof selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable and, therefore, no provision has been made for federal income taxes.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(3) CONTRACT CHARGES

A mortality and expense risk charge is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. These deductions are transferred periodically to the Sponsor. The rate of this deduction varies, based on total purchase payments credited to all participants' accounts under a contract as follows:

                                   Mortality
                                  and Expense
Level      Purchase Payments      Risk Charge
-----      -----------------      -----------
  1          up to $250,000         1.30 %
  2      $250,000 to $1,499,999     1.25 %
  3     $1,500,000 to $4,999,999    1.10 %
  4       $5,000,000 and over       0.95 %

Since 1987, the Sponsor has reduced the Level 1 mortality and expense risk charge to 1.25% and, therefore, has been accounting for all Level 1 units as Level 2 units.

Each year on the account anniversary, an account administration fee is deducted from the participant's account to cover administrative expenses relating to the contract and the participant's account. The amount of the fee varies from $12 to $25 and is based on total purchase payments credited to all participants' accounts under a contract. After the annuity commencement date, the account fee is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 6% of the purchase payments made under the contract.

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to deduct the taxes from the amount applied to provide an annuity at the time annuity payments commence; however, the Sponsor reserves the right to deduct such taxes when incurred.

(4) ANNUITY RESERVES

Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                                            Units Transferred             Units Withdrawn,
                  Units Outstanding                                        Between Sub-Accounts           Surrendered and
                 Beginning of Period            Units Purchased             and Fixed Account                Annuitized
              --------------------------   --------------------------   --------------------------   --------------------------
              Six Months                   Six Months                   Six Months                   Six Months
                Ended       Year Ended       Ended       Year Ended       Ended       Year Ended       Ended       Year Ended
               June 30,    December 31,     June 30,    December 31,     June 30,    December 31,     June 30,    December 31,
Sub-Accounts     2000          1999           2000          1999           2000          1999           2000          1999
------------  ----------   -------------   ----------   -------------   ----------   -------------   ----------   -------------
MIT-Level 2   465,628        567,275         20,197         44,337      (11,775  )     (12,590 )       (77,792)      (133,394)
MIT-Level 3   130,779        196,235          3,333         13,588       (5,058  )      (6,224 )       (10,395)       (72,820)
MIT-Level 4    39,282         90,975          3,225         13,148       (5,878  )        (785 )        (2,811)       (64,056)
MIG-Level 2   149,986        165,654          5,075         13,201       10,620         17,140         (29,626)       (46,009)
MIG-Level 3    52,563         89,584          2,301          8,105        1,196          2,290          (4,089)       (47,416)
MIG-Level 4    41,629         69,102          2,881         10,657        1,587          2,394          (2,073)       (40,524)
MTR-Level 2   520,185        628,337         20,599         43,886      (31,217  )     (18,021 )      (159,767)      (134,017)
MTR-Level 3   109,723        206,850          2,524         14,979       (4,026  )     (12,441 )       (10,393)       (99,665)
MTR-Level 4    49,629        157,727          1,874         16,875       (7,690  )      (8,784 )        (5,346)      (116,189)
MGO-Level 2    91,428         95,086          3,380          8,656       12,521          1,152         (29,905)       (13,466)
MGO-Level 3    21,491         23,225          1,089          5,359          616          2,088          (1,638)        (9,181)
MGO-Level 4     2,443         11,370            180          2,041          706             47             (13)       (11,015)
MFB-Level 2    51,937         76,030          2,955          6,257       (1,028  )      (2,595 )        (4,431)       (27,755)
MFB-Level 3    16,174         23,254            249          3,408          667         (5,387 )        (2,717)        (5,101)
MFB-Level 4       803         19,478             66          2,141          (18  )      (2,840 )            (2)       (17,976)
MGG-Level 2    27,807         35,699            569          2,182       (1,308  )      (1,759 )        (4,764)        (8,315)
MGG-Level 3     4,822         16,947            137            782         (128  )      (2,786 )        (1,015)       (10,121)
MGG-Level 4     4,339         45,525            215          5,753          --            (740 )          (974)       (46,199)
CAS-Level 2   582,574        628,268         13,675         34,983       17,579         (9,439 )       (34,080)       (71,238)
CAS-Level 3   102,101        111,749          1,834          4,961         (385  )       1,153          (7,032)       (15,762)
CAS-Level 4   234,710        284,604          7,301         23,210       (7,836  )      (4,525 )       (18,221)       (68,579)
GSS-Level 2   244,048        317,889          8,989         19,457      (12,345  )     (11,993 )       (28,736)       (81,305)
GSS-Level 3   100,588        107,677          2,494          5,826       (2,161  )      15,145         (10,369)       (28,060)
GSS-Level 4    51,168         56,137          1,710          4,795       (5,126  )      (4,404 )        (4,192)        (5,360)
HYS-Level 2   125,543        147,334          5,476         10,902       (1,223  )      (9,140 )        (9,245)       (23,553)
HYS-Level 3    29,465         32,554            532          2,861           90            423          (1,513)        (6,373)
HYS-Level 4    18,908         24,009          1,378          2,604         (946  )       1,468            (310)        (9,173)
MMS-Level 2   211,856        254,576          6,813         19,791      (30,512  )      67,567         (39,680)      (130,078)
MMS-Level 3    74,923        113,042          1,236          8,292       14,626         16,457          (8,609)       (62,868)
MMS-Level 4    38,024         39,132          1,643          2,910       54,528         23,818          (3,498)       (27,836)


                  Units Outstanding
                    End of Period
              --------------------------
              Six Months
                Ended       Year Ended
               June 30,    December 31,
Sub-Accounts     2000          1999
------------  ----------   -------------
MIT-Level 2   396,258        465,628
MIT-Level 3   118,659        130,779
MIT-Level 4    33,818         39,282
MIG-Level 2   136,055        149,986
MIG-Level 3    51,971         52,563
MIG-Level 4    44,024         41,629
MTR-Level 2   349,800        520,185
MTR-Level 3    97,828        109,723
MTR-Level 4    38,467         49,629
MGO-Level 2    77,424         91,428
MGO-Level 3    21,558         21,491
MGO-Level 4     3,316          2,443
MFB-Level 2    49,433         51,937
MFB-Level 3    14,373         16,174
MFB-Level 4       849            803
MGG-Level 2    22,304         27,807
MGG-Level 3     3,816          4,822
MGG-Level 4     3,580          4,339
CAS-Level 2   579,748        582,574
CAS-Level 3    96,518        102,101
CAS-Level 4   215,954        234,710
GSS-Level 2   211,956        244,048
GSS-Level 3    90,552        100,588
GSS-Level 4    43,560         51,168
HYS-Level 2   120,551        125,543
HYS-Level 3    28,574         29,465
HYS-Level 4    19,030         18,908
MMS-Level 2   148,477        211,856
MMS-Level 3    82,176         74,923
MMS-Level 4    90,697         38,024

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life of Canada (U.S.) Variable Account D and the Board of Directors of Sun Life Assurance Company of Canada (U.S.):

We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Bond Sub-Account, MFS Global Governments Sub-Account, MFS Capital Appreciation Sub-Account, MFS Government Securities Sub-Account, MFS High Yield Sub-Account, and MFS Money Market Sub-Account of Sun Life of Canada (U.S.) Variable Account D (the "Sub-Accounts") as of June 30, 2000, the related statement of operations for the six months then ended and the statements of changes in net assets for the six months ended June 30, 2000 and the year ended December 31, 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at June 30, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of June 30, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 11, 2000

COMPASS-G
DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, Vice Chairman and Director
JAMES A. McNULTY, III, President and Director
S. CAESAR RABOY, Director
RICHARD B. BAILEY, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
WILLIAM W. STINSON, Director
GREGORY W. GEE, Director
PETER F. DEMUTH, Vice President and Chief
  Counsel and Assistant Secretary
DAVEY S. SCOON, Vice President, Finance
  and Treasurer
RONALD J. FERNANDES, Vice President,
  Retirement Products and Services
JAMES M.A. ANDERSON, Vice President, Investments
ROBERT P. VROLYK, Vice President and Actuary
ELLEN B. KING, Counsel and Secretary

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

ANNUITY SERVICE MAILING ADDRESS:
Sun Life Retirement Products and Services
P.O. Box 1024, Boston, Massachusetts 02103-9986

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston, Massachusetts 02116
ACCOUNT INFORMATION
 For account information, call toll free 1-800-752-7218 anytime from a touch-tone telephone.
 To speak with a customer service representative, please call toll free 1-800-752-7215 from 8 a.m. to 6 p.m.
 Eastern Standard time on any business day.

This report is prepared for the general information of contract owners and participants. It is authorized for distribution to prospective purchasers only if preceded or accompanied by an effective prospectus.

                                                                   COG3 8/00 23M

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                                              PROFESSIONALLY MANAGED COMBINATION
                                                    FIXED/VARIABLE GROUP ANNUITY
                                                 FOR QUALIFIED AND NON-QUALIFIED
                                                                RETIREMENT PLANS
                                   ---------------------------------------------
                                               SEMI-ANNUAL REPORT, JUNE 30, 2000

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                                                                       ISSUED BY
                                     SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                                                        A MEMBER OF THE SUN LIFE
                                                    FINANCIAL GROUP OF COMPANIES